ACQUISITION OF ROEBLING FINANCIAL CORP, INC. (Tables)	12 Months Ended
Dec. 31, 2013
ACQUISITION OF ROEBLING FINANCIAL CORP, INC. [Abstract]
Summary of purchase consideration
The following table summarizes the purchase of Roebling as of July 2, 2013:

	At July 2, 2013
	(in thousands, except shares and per share data)
Purchase Price Consideration in Common Stock
Roebling common shares settled for stock	843,058
Exchange Ratio	0.364
TF Financial Corporation shares issued	306,873
Value assigned to TF Financial Corporation common share	$25.00
Purchase price assigned to Roebling common shares exchanged for TF Financial common shares		$7,672

Purchase Price Consideration - Cash for Common Stock
Roebling shares exchanged for cash	843,478
Purchase price paid to each Roebling common share exchanged for cash	$8.60
Purchase price assigned to Roebling common shares exchanged for cash		7,254

Total Purchase Price		14,926

Net Assets Acquired:

Roebling shareholders’ equity	$16,461

Adjustments to reflect assets acquired at fair value:
Investments	2
Loans
Interest rate	932
General credit	(1,069)
Specific credit - non-amortizing	(325)
Specific credit - amortizing	(198)
Eliminate allowance for loan losses	1,214
Core deposit intangible	553
Owned premises	(976)
Leased premises contracts	33
Deferred tax assets	(276)
Other assets	186
Adjustments to reflect liabilities acquired at fair value:
Time deposits	(440)
FHLB advances	(51)
		16,046
Purchase gain resulting from acquisition		$1,120

Net assets as of the acquisition date
The following condensed statement reflects the values assigned to Roebling’s net assets as of the acquisition date:

	At July 2, 2013
	(in thousands)

Total purchase price		$14,926

Net assets acquired:
Cash	$4,081
Investment securities	37,339
Loans receivable	102,026
Premises and equipment	2,154
Core deposit intangible	553
Other assets	2,531
Time deposits	(49,061)
Deposits other than time deposits	(78,689)
Other liabilities	(4,888)
		16,046
Purchase gain on acquisition		$1,120

Composition of the loans acquired
The following table reflects the composition of the loans receivable acquired:

	At July 2, 2013
	Loans acquired with no credit quality deterioration	Loans acquired loans with credit quality deterioration	Total
	(in thousands)
Residential
Residential mortgages	$54,965	$21	$54,986
Commercial
Real estate-commercial	13,262	—	13,262
Real estate-residential	5,143	356	5,499
Real estate-multi-family	1,595	331	1,926
Commercial and industrial loans	308	—	308
Consumer
Home equity and second mortgage	25,847	89	25,936
Other consumer	109	—	109
Total	$101,229	$797	$102,026

Estimated future amortization expense
As of December 31, 2013, the remaining estimated future amortization expense for the core deposit was as follows:

At December 31, 2013
(in thousands)
2014	$96
2015	86
2016	75
2017	65
2018	55
2019	45
2020	35
2021	25
2022	15
2023	6
$503

Schedule of proforma information
Results of operations for Roebling prior to the acquisition date are not included in the Consolidated Statements of Income for the year ended December 31, 2013. The following table presents financial information regarding the former Roebling operations included in the Consolidated Statements of Income from the date of acquisition through December 31, 2013 under the column “Actual from acquisition date through December 31, 2013”.

Actual from acquisition date
through December 31, 2013
(in thousands)
Net interest income	$2,192
Noninterest income	210
Net income	291

	Proformas (Unaudited)
	For the years ended December 31,
	2013	2012
	(In thousands, except per share data)
Net interest income	$28,855	$29,589
Noninterest income	5,365	4,621
Net income	5,463	5,616
Pro forma earnings per share:
Basic	$1.70	$1.85
Diluted	$1.70	$1.85